UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2003

If amended report check here:      |X|                    Amendment Number: 001

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Pinnacle Associates, Ltd.
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Name of Institutional Investment Manager

335 Madison Avenue, 11th Floor          New York 		 NY		10017
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-1669

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Gail Mannix			Compliance Officer			212.652.3288
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Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

					New York, NY 11-07-03
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: _____537________

Form 13F Information Table Value Total: $_1554405
                                         (thousands)



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